LONG-TERM BANK LOANS (Details Textual) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 EUR (€)
Compensating Bank Deposit Included In Short Term Deposit			$ 1,200	$ 1,200
Compensating Bank Deposit Included In Long Term Deposit			1,800	3,000
Compensating Bank Deposit			$ 3,000	$ 4,200
2015 Loans
Debt Instrument, Face Amount		$ 3,000			€ 3,000
Debt Instrument, Frequency of Periodic Payment		20 equal quarterly installments through December 2020.
2015 Loans | Loans With Israeli Commercial Banks First Principal [Member]
Debt Instrument, Interest Rate Terms		LIBOR plus 1%-2.5%
2016 Loans
Debt Instrument, Face Amount	$ 6,000
2016 Loans | Loans With Israeli Commercial Banks First Principal [Member]
Debt Instrument, Interest Rate Terms	LIBOR plus 1.1%-2.5%
2016 Loans | Loans With Israeli Commercial Banks Second Principal [Member]
Debt Instrument, Frequency of Periodic Payment	20 equal quarterly installments through December 2021